                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                        PROSPECTUS DATED APRIL 30, 2012
            (INVESTORS CHOICE, CAPITAL STRATEGIST, IMPRINT, STRIVE)

This Supplement revises information contained in the prospectus dated April 30, 2012 for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                 Mortality and Expense Charge             1.25%
                 Administration Charge                    0.15%
                                                          -----
                 Total Separate Account Annual Expenses*  1.40%

* Total Separate Account Annual Expenses are currently 1.15% for Strive
Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                                                                                              Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including
management fees, 12b-1 Service fees, and other expenses)                                        0.26%   1.01%

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                                                NET
                                                    DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                       AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                        MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                           FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund     0.71%         --          0.30%     --      1.01%        --         1.01%
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                    0.56%         --          0.08%     --      0.64%        --         0.64%
----------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                    0.46%         --          0.10%     --      0.56%        --         0.56%
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio                           0.56%         --          0.10%     --      0.66%        --         0.66%
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 NET
                                                     DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                        AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                            FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                      0.17%         --          0.09%     --      0.26%        --         0.26%
-----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                          0.71%         --          0.14%     --      0.85%        --         0.85%
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio        0.51%         --          0.03%     --      0.54%        --         0.54%
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio     0.68%         --          0.07%     --      0.75%       0.05%       0.70%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth
  Portfolio                                 0.65%         --          0.07%     --      0.72%       0.01%       0.71%
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                0.48%         --          0.03%     --      0.51%        --         0.51%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value
  Portfolio                                 0.57%         --          0.02%     --      0.59%        --         0.59%
-----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock
  Portfolio                                 0.81%         --          0.10%     --      0.91%       0.10%       0.81%
-----------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio            0.33%         --          0.02%     --      0.35%       0.01%       0.34%
-----------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                   0.61%         --          0.03%     --      0.64%       0.07%       0.57%
-----------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio               0.25%         --          0.03%     --      0.28%       0.01%       0.27%
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio               0.55%         --          0.05%     --      0.60%        --         0.60%
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio             0.25%         --          0.08%    0.09%    0.42%       0.00%       0.42%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth
  Portfolio                                 0.49%         --          0.06%     --      0.55%        --         0.55%
-----------------------------------------------------------------------------------------------------------------------

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE SEPARATE ACCOUNT

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS

The following Funds are offered as investment options under the Contracts. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

Your investment choices are:

Funding Option                                    Investment Objective                     Investment Adviser/Subadviser
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International      Seeks long-term growth of capital.                          Invesco Advisers, Inc.
  Growth Fund
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio         Seeks long-term capital appreciation.                       Fidelity Management &
                                                                                            Research Company
                                                                                            Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio         Seeks reasonable income. The fund will also consider the    Fidelity Management &
                                potential for capital appreciation. The fund's goal is to   Research Company
                                achieve a yield which exceeds the composite yield on the    Subadviser: FMR Co., Inc.
                                securities comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                Seeks to achieve capital appreciation.                      Fidelity Management &
                                                                                            Research Company
                                                                                            Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio          Seeks as high a level of current income as is consistent    Fidelity Management &
                                with preservation of capital and liquidity.                 Research Company
                                                                                            Subadviser: Fidelity
                                                                                            Investments Money
                                                                                            Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio              Seeks long-term growth of capital.                          Fidelity Management &
                                                                                            Research Company
                                                                                            Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture      Seeks high current income and the opportunity for capital   MetLife Advisers, LLC
  Portfolio                     appreciation to produce a high total return.                Subadviser: Lord, Abbett &
                                                                                            Co. LLC
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International   Seeks capital appreciation.                                 MetLife Advisers, LLC
  Portfolio                                                                                 Subadviser: Massachusetts
                                                                                            Financial Services Company
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap          Seeks capital appreciation.                                 MetLife Advisers, LLC
  Growth Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                            Investment Management Inc.
-------------------------------------------------------------------------------------------------------------------------

Funding Option                                    Investment Objective                    Investment Adviser/Subadviser
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio     Seeks maximum total return, consistent with the          MetLife Advisers, LLC
                                 preservation of capital and prudent investment           Subadviser: Pacific Investment
                                 management.                                              Management Company LLC
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap          Seeks long-term capital appreciation by investing in     MetLife Advisers, LLC
  Value Portfolio                common stocks believed to be undervalued. Income is a    Subadviser: T. Rowe Price
                                 secondary objective.                                     Associates, Inc.
-------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
-------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International    Seeks long-term growth of capital.                       MetLife Advisers, LLC
  Stock Portfolio                                                                         Subadviser: Baillie Gifford
                                                                                          Overseas Limited
-------------------------------------------------------------------------------------------------------------------------
BlackRock Money Market           Seeks a high level of current income consistent with     MetLife Advisers, LLC
  Portfolio                      preservation of capital.                                 Subadviser: BlackRock
                                                                                          Advisors, LLC
-------------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio        Seeks long-term growth of capital.                       MetLife Advisers, LLC
                                                                                          Subadviser: Jennison
                                                                                          Associates LLC
-------------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio    Seeks to track the performance of the Standard & Poor's  MetLife Advisers, LLC
                                 500(R) Composite Stock Price Index.                      Subadviser: MetLife
                                                                                          Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio    Seeks a favorable total return through investment in a   MetLife Advisers, LLC
                                 diversified portfolio.                                   Subadviser: Massachusetts
                                                                                          Financial Services Company
-------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio  Seeks to track the performance of the Russell 2000(R)    MetLife Advisers, LLC
                                 Index.                                                   Subadviser: MetLife
                                                                                          Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap          Seeks long-term capital growth.                          MetLife Advisers, LLC
  Growth Portfolio                                                                        Subadviser: T. Rowe Price
                                                                                          Associates, Inc.
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer contract value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield underlying Funds (i.e., Invesco V.I. International Growth Fund, Baillie Gifford International Stock Portfolio,

Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Funds, in a 12-month period there were (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Funds and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the Fund.

In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment. We may allow you to extend the Annuity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

DEATH BENEFITS

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.

ADDITIONAL INFORMATION

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT

--------------------------------------------------------------------------------

For the INVESTORS CHOICE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Baillie Gifford International Stock Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the CAPITAL STRATEGIST ANNUITY, the following Funds are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the IMPRINT ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   MFS(R) Research International Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Jennison Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

For the STRIVE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   Jennison Growth Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R2V, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   MetLife Stock Index Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Portfolio
--------------------------------------------------------------------------------

For Contract Numbers 135R1V and 135R1C, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Money Market Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Portfolio

A Fixed Account Option is also available with 135R1C Contracts.